Exhibit 99.1

Nissan Auto Receivables 2017-B Owner Trust

Servicer’s Certificate

Collection Period	28-Feb-21	30/360 Days	30	Collection Period Start	1-Feb-21
Distribution Date	15-Mar-21	Actual/360 Days	27	Collection Period End	28-Feb-21
				Prior Month Settlement Date	16-Feb-21
				Current Month Settlement Date	15-Mar-21

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,543,518,690.50	150,823,238.73	138,106,591.08	0.095892
Yield Supplement Overcollaterization		103,284,451.96	4,146,739.01	3,671,152.91
Total Adjusted Pool Balance		1,440,234,238.54	146,676,499.72	134,435,438.17
Total Adjusted Securities		1,440,234,238.54	146,676,499.72	134,435,438.17	0.093343
Class A-1 Notes	1.27000%	330,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.56000%	350,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.20738%	189,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.75000%	389,000,000.00	0.00	0.00	0.000000
Class A-4 Notes	1.95000%	124,620,000.00	89,062,261.18	76,821,199.63	0.616444
Certificates	0.00000%	57,614,238.54	57,614,238.54	57,614,238.54	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	12,241,061.55	144,726.17	98.2271028	1.1613398
Certificates	0.00	0.00	—	—

Total Securities	12,241,061.55	144,726.17

I. COLLECTIONS

Interest:
Interest Collections				159,005.31
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				159,005.31
Principal:
Principal Collections				12,592,913.80
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				12,592,913.80
Recoveries of Defaulted Receivables				159,139.53

Total Collections				12,911,058.64

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			26,400	146,676,499.72
Total Principal Payment				12,241,061.55

			25,309	134,435,438.17

Nissan Auto Receivables 2017-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	12,911,058.64
Reserve Account Draw	0.00
Total Available for Distribution	12,911,058.64
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	125,686.03
Servicing Fee Paid	125,686.03
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	144,726.17
Class A-4 Notes Monthly Interest Paid	144,726.17
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2017-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		144,726.17
Total Note Monthly Interest Paid		144,726.17
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		12,640,646.44
4. Total Monthly Principal Paid on the Notes		12,241,061.55
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		12,241,061.55
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		399,584.89
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		399,584.89

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,600,585.60
Required Reserve Account Amount		3,600,585.60
Beginning Reserve Account Balance		3,600,585.60
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,600,585.60
Required Reserve Account Amount for Next Period		3,600,585.60

VI. POOL STATISTICS

Weighted Average Coupon		1.36%
Weighted Average Remaining Maturity		16.89

	Amount	Number
Principal on Defaulted Receivables	123,733.85	17
Principal Recoveries of Defaulted Receivables	159,139.53

Monthly Net Losses	(35,405.68)
Pool Balance at Beginning of Collection Period	150,823,238.73
Net Loss Ratio for Third Preceding Collection Period	0.59%
Net Loss Ratio for Second Preceding Collection Period	0.00%
Net Loss Ratio for Preceding Collection Period	-0.63%
Net Loss Ratio for Current Collection Period	-0.28%
Four-Month Average Net Loss Ratio	-0.08%
Cumulative Net Losses for all Periods	10,029,084.08

Nissan Auto Receivables 2017-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,096,757.34	150	0.79%
61-90 Days Delinquent	283,863.30	41	0.21%
91-120 Days Delinquent	40,017.75	9	0.03%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,420,638.39	200	1.03%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.22%	0.20%
Delinquency Ratio for Second Preceding Collection Period	0.32%	0.24%
Delinquency Ratio for Preceding Collection Period	0.24%	0.19%
Delinquency Ratio for Current Collection Period	0.23%	0.20%
Four-Month Average Delinquency Ratio	0.25%	0.21%
60 Day Delinquent Receivables	323,881.05
Delinquency Percentage	0.23%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	706,923.29
Number of Extensions	76

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO